Not FDIC Insured May Lose Value No Bank Guarantee
1115-Q3PH

Schedule of Investments
(unaudited)
Franklin New York Tax-Free Income Fund 2
Notes to Schedule of Investments 14

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited), November 30, 2023
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 6,700,000 $ 6,575,918
Total Corporate Bonds (Cost $6,700,000) .......................................
6,575,918
Municipal Bonds 98.1%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
5,800,000 4,747,377
Florida 1.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 18,760,000 15,373,983
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-2, 5.5%, 12/01/30 .............................................. 2,770,000 2,407,710
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 3,990,000 2,603,493
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn ., 5/01/57 15,500,000 12,981,250
33,366,436
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 11,550,000 9,130,859
Illinois 1.2%
Metropolitan Pier & Exposition Authority ,
Revenue, 2020 A, Refunding, 5%, 6/15/50 ............................... 5,160,000 5,227,423
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 6,970,000 6,698,447
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 10,310,000 9,269,248
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 5,000,000 4,813,918
GO, 2019 B, 4%, 11/01/33 ........................................... 1,250,000 1,265,976
GO, 2020 B, 5%, 10/01/29 ........................................... 1,000,000 1,084,744
GO, 2021 A, 5%, 3/01/31 ............................................ 650,000 715,024
GO, 2021 A, 5%, 3/01/32 ............................................ 500,000 549,144
GO, 2021 A, 5%, 3/01/34 ............................................ 2,000,000 2,187,155
GO, 2021 A, 4%, 3/01/39 ............................................ 2,700,000 2,630,234
34,441,313
Kentucky 0.2%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn ., 5/01/52 .............................. 7,600,000 5,006,581
New Jersey 0.4%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/50 ...
1,500,000 1,380,945
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 5%, 6/15/50 ....................................... 4,750,000 4,939,232
Revenue, 2022 A, 4%, 6/15/41 ........................................ 1,500,000 1,486,429
Revenue, 2022 BB, 4%, 6/15/46 ....................................... 5,000,000 4,701,927
12,508,533
New York 90.1%
Albany Capital Resource Corp. ,
Albany College of Pharmacy and Health Sciences, Revenue, 2022 A, Refunding,
5.25%, 12/01/38 ................................................. 6,505,000 6,792,091
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 D, 4%,
11/01/51 ....................................................... 2,000,000 1,777,439
Battery Park City Authority ,
Revenue, Senior Lien, 2019 A, 5%, 11/01/49 ............................. 6,130,000 6,461,534
Revenue, Senior Lien, 2023 A, 5%, 11/01/48 ............................. 20,000,000 21,880,440

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/45 $ 1,500,000 $ 1,222,071
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/55 8,000,000 6,029,662
Broome County Local Development Corp. ,
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/36 ........................................................ 1,600,000 1,318,961
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/41 ........................................................ 1,530,000 1,152,449
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/47 ........................................................ 1,160,000 810,399
United Health Services Hospitals Obligated Group, Revenue, 2020, Refunding,
AGMC Insured, 3%, 4/01/45 ........................................ 7,045,000 5,271,757
Buffalo & Erie County Industrial Land Development Corp. ,
Catholic Health System Obligated Group, Revenue, 2015, 5.25%, 7/01/35 ....... 1,000,000 857,698
Catholic Health System Obligated Group, Revenue, 2015, 5%, 7/01/40 ......... 1,000,000 805,570
D'Youville College, Revenue, 2020 A, Refunding, 4%, 11/01/50 ................ 2,500,000 2,106,873
Build NYC Resource Corp. ,
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/36 ............ 400,000 365,956
Classical Charter School, Inc., Revenue, 2023 A, 4.5%, 6/15/43 ............... 700,000 672,272
Classical Charter School, Inc., Revenue, 2023 A, 4.75%, 6/15/53 .............. 850,000 808,784
Classical Charter School, Inc., Revenue, 2023 A, 4.75%, 6/15/58 .............. 725,000 681,932
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 5%, 7/01/42 ...... 600,000 604,931
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 5%, 7/01/52 ...... 725,000 712,442
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 5%, 7/01/56 ...... 570,000 554,065
KIPP NYC Public Charter Schools, Revenue, 2022, 5.25%, 7/01/52 ............ 4,000,000 4,117,866
KIPP NYC Public Charter Schools, Revenue, 2022, 5.25%, 7/01/57 ............ 1,000,000 1,025,756
KIPP NYC Public Charter Schools, Revenue, 2022, 5.25%, 7/01/62 ............ 1,500,000 1,533,360
c
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 2,000,000 1,992,874
City of Long Beach , GO , 2022 B , BAM Insured , 5.25% , 7/15/42 .................
1,010,000 1,056,876
City of New Rochelle , Iona College , Revenue , 2015 A , Refunding , 5% , 7/01/45 .....
2,675,000 2,645,822
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 75,000 75,134
GO, 2015 C, Refunding, 5%, 8/01/29 ................................... 10,000,000 10,219,861
GO, 2015 C, Refunding, 5%, 8/01/31 ................................... 10,000,000 10,208,381
GO, 2015 C, Refunding, 5%, 8/01/32 ................................... 4,000,000 4,081,059
GO, 2015 C, Refunding, 5%, 8/01/33 ................................... 3,000,000 3,059,076
GO, 2015 C, Refunding, 5%, 8/01/34 ................................... 1,500,000 1,528,679
GO, 2017 B, 5%, 12/01/41 ........................................... 7,000,000 7,246,216
GO, 2018 B-1, 5%, 10/01/38 ......................................... 6,250,000 6,517,976
GO, 2018 E-1, 5%, 3/01/40 .......................................... 14,330,000 15,051,534
GO, 2018 E-1, 5%, 3/01/44 .......................................... 12,500,000 13,029,143
GO, 2018 F-1, 5%, 4/01/40 .......................................... 16,210,000 17,041,092
GO, 2018 F-1, 5%, 4/01/45 .......................................... 10,000,000 10,419,816
GO, 2019 D-1, 4%, 12/01/43 ......................................... 10,000,000 9,993,065
GO, 2022 D-1, 5.25%, 5/01/41 ........................................ 1,500,000 1,680,334
GO, 2023 A-1, 4%, 9/01/46 .......................................... 5,000,000 4,894,011
GO, 2023 E-1, 4%, 4/01/45 .......................................... 3,000,000 2,968,630
GO, 2023 E-1, 5.25%, 4/01/47 ........................................ 10,000,000 11,027,961
Dutchess County Local Development Corp. ,
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/32 ...... 175,000 185,983
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/33 ...... 185,000 196,039
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/34 ...... 500,000 529,706
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/35 ...... 200,000 193,698
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/36 ...... 200,000 190,950
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/37 ...... 250,000 233,695
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/38 ...... 250,000 228,609

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Dutchess County Local Development Corp., (continued)
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/39 ...... $ 100,000 $ 90,513
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/40 ...... 100,000 89,497
Nuvance Health Obligated Group, Revenue, 2016 B, 5%, 7/01/31 ............. 10,550,000 10,728,970
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 4%, 7/01/44 ..... 1,900,000 1,638,631
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 4%, 7/01/49 ..... 4,425,000 3,654,714
Vassar College, Revenue, 2017, Refunding, 5%, 7/01/42 .................... 5,000,000 5,154,363
Vassar College, Revenue, 2017, Refunding, 4%, 7/01/46 .................... 5,715,000 5,588,638
Genesee County Funding Corp. (The) , Rochester Regional Health Obligated Group ,
Revenue , 2022 A , Refunding , 5.25% , 12/01/52 ............................ 4,250,000 4,383,393
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/42 .................. 1,250,000 1,290,445
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/47 .................. 5,250,000 5,381,481
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/39 ................. 575,000 575,496
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/40 ................. 715,000 712,358
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/41 ................. 625,000 620,480
Hofstra University, Revenue, 2021 A, Refunding, 3%, 7/01/51 ................. 3,000,000 2,114,029
Hudson Yards Infrastructure Corp. ,
Revenue, 2017 A, Refunding, 5%, 2/15/42 ............................... 35,000,000 36,185,433
Revenue, 2017 A, Refunding, AGMC Insured, 4%, 2/15/47 ................... 13,680,000 13,271,154
Long Island Power Authority ,
Revenue, 2016 B, Refunding, 5%, 9/01/41 ............................... 15,250,000 15,623,107
Revenue, 2018, 5%, 9/01/39 ......................................... 5,000,000 5,292,030
Revenue, 2019 A, 4%, 9/01/37 ........................................ 19,550,000 19,770,156
Revenue, 2020 A, Refunding, 5%, 9/01/38 ............................... 1,500,000 1,644,957
Revenue, 2021 A, Refunding, 4%, 9/01/41 ............................... 2,030,000 2,030,287
Revenue, 2022 A, Refunding, 5%, 9/01/44 ............................... 3,000,000 3,257,146
Revenue, 2023 E, 5%, 9/01/53 ........................................ 3,500,000 3,766,656
Metropolitan Transportation Authority ,
Revenue, 2013 A, Refunding, 5%, 11/15/38 .............................. 7,280,000 7,290,246
Revenue, 2013 D, Refunding, 5%, 11/15/43 .............................. 10,000,000 10,012,632
Revenue, 2014 B, 5.25%, 11/15/35 .................................... 4,000,000 4,013,992
Revenue, 2015 C-1, Refunding, 5%, 11/15/35 ............................ 5,000,000 5,093,754
Revenue, 2016 B, Refunding, 5%, 11/15/33 .............................. 6,000,000 6,196,241
Revenue, 2016 B, Refunding, 5%, 11/15/35 .............................. 4,000,000 4,114,651
Revenue, 2016 B, Refunding, 5%, 11/15/37 .............................. 18,500,000 18,867,693
Revenue, 2016 D, Refunding, 5%, 11/15/30 .............................. 10,305,000 10,677,967
Revenue, 2017 A-1, Refunding, 5%, 11/15/51 ............................. 2,505,000 2,534,945
Revenue, 2017 C-1, Refunding, 5%, 11/15/30 ............................ 6,215,000 6,667,201
Revenue, 2017 D, Refunding, 4%, 11/15/42 .............................. 20,000,000 18,817,668
Revenue, 2017 D, Refunding, 4%, 11/15/46 .............................. 5,000,000 4,589,838
Revenue, 2019 C, AGMC Insured, 4%, 11/15/45 ........................... 8,000,000 7,614,790
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 17,000,000 17,509,901
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 2,950,000 2,978,745
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 9,150,000 9,404,466
Revenue, 2020 D, 5%, 11/15/44 ....................................... 15,000,000 15,610,128
Revenue, 2020 D, 4%, 11/15/50 ....................................... 10,000,000 9,138,796
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 5,000,000 4,704,417
Dedicated Tax Fund, Revenue, 2012 A, Refunding, Zero Cpn ., 11/15/32 ......... 10,000,000 7,050,176
Dedicated Tax Fund, Revenue, 2016 B-2, Refunding, 5%, 11/15/39 ............ 4,775,000 4,924,350
Dedicated Tax Fund, Revenue, 2017 A, 5%, 11/15/47 ....................... 30,375,000 31,186,735
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/35 ............ 6,000,000 6,376,963
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/42 ............ 5,000,000 5,186,282
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/47 ............ 13,505,000 13,911,987
Monroe County Industrial Development Corp. ,
Rochester Regional Health Obligated Group, Revenue, 2017, 5%, 12/01/46 ...... 17,000,000 17,100,924

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Monroe County Industrial Development Corp., (continued)
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 5%,
12/01/31 ....................................................... $ 1,500,000 $ 1,570,034
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 5%,
12/01/32 ....................................................... 4,200,000 4,384,770
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 5%,
12/01/33 ....................................................... 1,000,000 1,042,282
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 5%,
12/01/34 ....................................................... 2,510,000 2,612,227
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... 1,100,000 1,085,033
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 4%,
12/01/46 ....................................................... 8,560,000 7,268,474
b
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/50 . 2,360,000 2,273,481
b
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/59 . 2,345,000 2,215,745
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/30 ............ 3,275,000 3,349,409
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/32 ............ 2,000,000 2,039,280
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/37 ............ 1,780,000 1,804,060
University of Rochester, Revenue, 2017 C, Refunding, 4%, 7/01/43 ............ 22,895,000 22,718,812
University of Rochester, Revenue, 2017 D, Refunding, 4%, 7/01/43 ............ 21,550,000 21,384,162
Nassau County Local Economic Assistance Corp. ,
Roosevelt Children's Academy Charter School, Revenue, 2023 A, 5%, 7/01/43 .... 1,440,000 1,452,483
Roosevelt Children's Academy Charter School, Revenue, 2023 A, 5%, 7/01/55 .... 2,605,000 2,505,670
New York City Health and Hospitals Corp. ,
Revenue, 2020 A, Refunding, 5%, 2/15/31 ............................... 610,000 690,946
Revenue, 2020 A, Refunding, 5%, 2/15/32 ............................... 635,000 720,828
Revenue, 2020 A, Refunding, 5%, 2/15/33 ............................... 675,000 762,740
Revenue, 2020 A, Refunding, 5%, 2/15/34 ............................... 460,000 518,090
Revenue, 2020 A, Refunding, 5%, 2/15/35 ............................... 495,000 553,567
Revenue, 2020 A, Refunding, 5%, 2/15/36 ............................... 520,000 577,001
Revenue, 2020 A, Refunding, 5%, 2/15/37 ............................... 325,000 355,576
Revenue, 2020 A, Refunding, 5%, 2/15/38 ............................... 345,000 372,394
Revenue, 2020 A, Refunding, 5%, 2/15/39 ............................... 900,000 965,553
Revenue, 2020 A, Refunding, 5%, 2/15/40 ............................... 790,000 841,548
Revenue, 2020 A, Refunding, 3%, 2/15/45 ............................... 1,250,000 940,826
Revenue, 2020 A, Refunding, 4%, 2/15/45 ............................... 1,800,000 1,738,940
Revenue, 2020 A, Refunding, 4%, 2/15/48 ............................... 880,000 836,920
New York City Housing Development Corp. ,
Revenue, 2018 K, 4%, 11/01/48 ....................................... 36,505,000 33,106,790
Revenue, 2019 G-1-B, Refunding, 3%, 11/01/44 ........................... 9,405,000 7,295,966
Revenue, 2019 J, 3%, 11/01/44 ....................................... 4,945,000 3,771,509
Revenue, 2020 C, FNMA Insured, 2.75%, 2/01/51 ......................... 10,000,000 6,848,030
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/46 5,000,000 3,739,766
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/49 .. 10,000,000 7,143,387
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2017 AA, 4%, 6/15/46 .................... 24,290,000 24,003,818
Water & Sewer System, Revenue, 2017 DD, 5%, 6/15/47 .................... 33,800,000 34,644,260
Water & Sewer System, Revenue, 2018 BB-1, 5%, 6/15/46 .................. 36,375,000 37,822,961
Water & Sewer System, Revenue, 2018 CC-1, 5%, 6/15/48 .................. 11,225,000 11,647,489
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/40 ............ 15,000,000 15,873,831
Water & Sewer System, Revenue, 2019 DD-1, 5%, 6/15/49 .................. 19,000,000 19,817,102
Water & Sewer System, Revenue, 2020 AA, Refunding, 5%, 6/15/40 ........... 10,000,000 10,761,269
Water & Sewer System, Revenue, 2022 AA-1, 5%, 6/15/48 .................. 8,825,000 9,423,864
Water & Sewer System, Revenue, 2023 AA-1, 5.25%, 6/15/52 ................ 16,750,000 18,382,586
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2018 S-3, 5%, 7/15/43 ............................ 10,000,000 10,453,508

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority, (continued)
Building Aid, Revenue, 2019 S-1, 5%, 7/15/43 ............................ $ 22,230,000 $ 23,238,148
Building Aid, Revenue, 2019 S-2 A, Refunding, 5%, 7/15/34 .................. 4,235,000 4,579,891
Building Aid, Revenue, 2020 S-1, 4%, 7/15/41 ............................ 8,465,000 8,495,854
Building Aid, Revenue, 2020 S-1B, 4%, 7/15/41 ........................... 2,465,000 2,472,759
Future Tax Secured, Revenue, 2016 A-1, 5%, 8/01/36 ...................... 10,000,000 10,255,198
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 13,415,000 13,778,905
Future Tax Secured, Revenue, 2017 E-1, 5%, 2/01/33 ...................... 6,500,000 6,848,830
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 17,500,000 18,161,369
Future Tax Secured, Revenue, 2018 A-3, 5%, 8/01/40 ...................... 3,270,000 3,418,815
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/42 ...................... 7,410,000 7,342,369
Future Tax Secured, Revenue, 2019 A-1, 5%, 8/01/40 ...................... 9,340,000 9,865,050
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/41 ..................... 7,205,000 7,198,866
Future Tax Secured, Revenue, 2021 C-1, 4%, 5/01/43 ...................... 5,000,000 4,942,773
Future Tax Secured, Revenue, 2023 D-1, 5%, 11/01/46 ..................... 10,000,000 10,840,758
Future Tax Secured, Revenue, 2024 A-1, 4%, 5/01/53 ...................... 3,000,000 2,879,055
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue, Senior Lien , 2016 A , 5% , 11/15/46 ............................. 5,000,000 5,044,193
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 18,000,000 12,906,573
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 91,360,000 103,407,981
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 27,000,000 30,530,363
Port Authority of New York & New Jersey, Revenue, 1WTC 2021, Refunding, 3%,
2/15/42 ........................................................ 5,000,000 4,053,620
New York Power Authority ,
Revenue, 2020 A, Refunding, 4%, 11/15/60 .............................. 11,455,000 10,906,484
SFP Transmission Project, Revenue, 2023 A, AGMC Insured, 5%, 11/15/53 ...... 3,000,000 3,214,171
New York State Dormitory Authority ,
Revenue, 2008 A-1, 5%, 6/01/38 ...................................... 3,970,000 3,975,979
Revenue, 2009 A, AGMC Insured, 5.625%, 10/01/29 ....................... 300,000 300,579
Revenue, 2009 C, AGMC Insured, 5%, 10/01/31 .......................... 45,000 45,064
Revenue, 2009 C, AGMC Insured, 5.125%, 10/01/36 ....................... 60,000 60,096
Revenue, 2010 A, AGMC Insured, 5%, 10/01/24 ........................... 710,000 710,974
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,705,000 1,291,119
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 2,200,000 1,664,498
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/39 1,305,000 964,385
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/40 1,300,000 943,427
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/41 2,100,000 1,684,379
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/45 5,835,000 4,097,198
Educational Housing Services, Inc., Revenue, 2005, AMBAC Insured, 5.25%, 7/01/30 5,150,000 5,364,254
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/26 ... 6,105,000 6,227,363
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/34 ... 13,220,000 13,818,218
Fordham University, Revenue, 2020, 4%, 7/01/50 .......................... 4,500,000 4,265,418
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2015, Refunding,
5%, 12/01/45 ................................................... 1,000,000 931,405
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/32 ................................................... 500,000 489,183
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/33 ................................................... 4,000,000 3,900,719
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/35 ................................................... 1,100,000 1,049,832
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/36 ................................................... 2,100,000 1,970,446
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/37 ................................................... 2,000,000 1,850,974
Iona College, Revenue, 2021 A, 5%, 7/01/46 ............................. 925,000 909,663
Iona College, Revenue, 2021 A, 5%, 7/01/51 ............................. 1,100,000 1,063,017

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Iona College, Revenue, 2022, Refunding, 5%, 7/01/31 ...................... $ 325,000 $ 340,086
Iona College, Revenue, 2022, Refunding, 5%, 7/01/32 ...................... 300,000 315,142
Iona College, Revenue, 2022, Refunding, 5%, 7/01/37 ...................... 225,000 230,939
Iona College, Revenue, 2022, Refunding, 5%, 7/01/42 ...................... 275,000 274,599
Memorial Sloan-Kettering Cancer Center, Revenue, 2017-1, Refunding, 4%, 7/01/47 5,000,000 4,846,273
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/31 ......... 525,000 541,971
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/33 ......... 1,150,000 1,184,695
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 5%, 9/01/30 ......... 1,800,000 1,876,879
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/45 ......... 10,900,000 9,512,117
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/50 ......... 1,370,000 1,153,399
New School (The), Revenue, 2015 A, Pre-Refunded, 5%, 7/01/40 ............. 380,000 391,497
New School (The), Revenue, 2015 A, 5%, 7/01/45 ......................... 13,845,000 13,917,707
New School (The), Revenue, 2015 A, Pre-Refunded, 5%, 7/01/45 ............. 660,000 679,969
New School (The), Revenue, 2022 A, Refunding, 4%, 7/01/47 ................ 4,000,000 3,558,604
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/38 ............... 5,000,000 5,254,321
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/40 ............... 6,745,000 7,060,130
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/43 ............... 3,000,000 3,124,794
New York University, Revenue, 2018 A, 5%, 7/01/48 ........................ 5,000,000 5,188,106
New York University, Revenue, 2019 A, 4%, 7/01/45 ........................ 3,415,000 3,333,828
New York University, Revenue, 2019 A, 5%, 7/01/49 ........................ 50,000,000 52,237,190
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/36 .... 11,000,000 11,136,302
Northwell Health Obligated Group, Revenue, 2022 A, Refunding, 5%, 5/01/52 .... 13,490,000 13,988,497
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/27 2,025,000 2,041,347
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/30 1,000,000 1,004,403
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/32 1,000,000 1,004,070
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/34 7,250,000 7,277,462
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 3%, 7/01/48 ....... 4,000,000 3,020,776
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/50 ....... 20,420,000 18,750,924
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/53 ....... 25,280,000 22,867,143
Rochester Institute of Technology, Revenue, 2019 A, 5%, 7/01/49 .............. 3,500,000 3,635,398
Rochester Institute of Technology, Revenue, 2022 A, 5%, 7/01/41 .............. 1,000,000 1,081,804
Rochester Institute of Technology, Revenue, 2022 A, 5%, 7/01/42 .............. 1,000,000 1,078,416
Rockefeller University (The), Revenue, 2020 A, Refunding, 5%, 7/01/53 ......... 6,500,000 6,811,727
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/29 ............... 1,375,000 1,406,237
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/30 ............... 1,675,000 1,712,756
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/31 ............... 3,700,000 3,780,856
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/34 ............... 2,000,000 2,040,370
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/48 ............... 6,250,000 5,728,509
St. Joseph's College, Revenue, 2021, 4%, 7/01/40 ......................... 225,000 194,456
St. Joseph's College, Revenue, 2021, 5%, 7/01/51 ......................... 725,000 666,955
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/42 ......... 1,950,000 2,005,473
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/43 ......... 8,450,000 8,683,837
State of New York Personal Income Tax, Revenue, 2017 A, 5%, 2/15/37 ......... 5,000,000 5,220,335
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 2/15/38 5,000,000 5,210,299
State of New York Personal Income Tax, Revenue, 2017 A, 5%, 2/15/39 ......... 8,930,000 9,288,523
State of New York Personal Income Tax, Revenue, 2017 A, Pre-Refunded, 5%,
2/15/39 ........................................................ 15,000 16,019
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/40 ........................................................ 10,000 10,793
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/41 ......... 9,910,000 10,346,995
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/41 ........................................................ 15,000 16,190
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/43 ......... 17,075,000 17,789,544
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/43 ........................................................ 5,000 5,397
State of New York Personal Income Tax, Revenue, 2017 B, 4%, 2/15/46 ......... 19,995,000 19,391,773

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 4%,
2/15/46 ........................................................ $ 5,000 $ 5,222
State of New York Personal Income Tax, Revenue, 2018 A, Refunding, 5%, 3/15/45 10,000,000 10,402,571
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/34 ................. 10,000,000 10,470,712
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/35 ................. 14,745,000 15,411,060
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/36 ................. 41,350,000 43,094,792
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/41 ................. 10,000,000 10,316,102
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/42 ................. 10,000,000 10,297,226
State of New York Sales Tax, Revenue, 2018 A, 4%, 3/15/46 ................. 25,000,000 24,412,170
State of New York Sales Tax, Revenue, 2018 C, Refunding, 4%, 3/15/44 ........ 5,310,000 5,232,052
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/37 ........ 15,340,000 16,434,595
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/45 ........ 6,235,000 6,541,249
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/35 ........................................................ 2,000,000 2,115,863
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/36 ........................................................ 1,500,000 1,581,967
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/37 ........................................................ 2,000,000 2,102,469
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/38 ........................................................ 1,000,000 1,049,491
State University of New York Dormitory Facilities, Revenue, 2017 A, 5%, 7/01/42 .. 2,970,000 3,091,854
State University of New York Dormitory Facilities, Revenue, 2017 A, Pre-Refunded,
5%, 7/01/42 .................................................... 780,000 838,411
State University of New York Dormitory Facilities, Revenue, 2017 A, Pre-Refunded,
5%, 7/01/46 .................................................... 4,000,000 4,313,691
State University of New York Dormitory Facilities, Revenue, 2018 A, 5%, 7/01/43 .. 4,300,000 4,480,749
State University of New York Dormitory Facilities, Revenue, 2018 A, 5%, 7/01/48 .. 7,950,000 8,225,610
State University of New York Dormitory Facilities, Revenue, 2018 A, Pre-Refunded,
5%, 7/01/48 .................................................... 5,975,000 6,563,508
State University of New York Dormitory Facilities, Revenue, 2019 A, 3%, 7/01/42 .. 4,165,000 3,302,580
State University of New York Dormitory Facilities, Revenue, 2019 A, 4%, 7/01/43 .. 1,200,000 1,197,198
Teachers College, Revenue, 2022, Refunding, 4%, 7/01/46 .................. 6,175,000 5,942,030
New York State Environmental Facilities Corp. ,
State of New York State Revolving Fund, Revenue, 2017 A, Refunding, 5%, 6/15/46 17,250,000 17,936,662
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/42 ........ 8,355,000 8,744,593
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/47 ........ 4,345,000 4,512,444
State of New York State Revolving Fund, Revenue, 2018 B, 5%, 6/15/43 ........ 8,000,000 8,430,054
State of New York State Revolving Fund, Revenue, 2018 B, 5%, 6/15/48 ........ 18,610,000 19,453,000
State of New York State Revolving Fund, Revenue, 2022 B, 5.25%, 9/15/52 ...... 5,000,000 5,471,911
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ......
3,000,000 1,898,466
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/41 ........................................ 12,000,000 11,767,148
Revenue, 2019 B, 3%, 1/01/46 ........................................ 4,200,000 3,155,459
Revenue, 2019 B, 4%, 1/01/50 ........................................ 20,000,000 18,430,778
Revenue, 2019 B, 4%, 1/01/53 ........................................ 15,000,000 13,669,369
Revenue, L, Refunding, 5%, 1/01/35 ................................... 3,000,000 3,213,471
Revenue, N, 4%, 1/01/46 ............................................ 10,000,000 9,746,047
Revenue, Junior Lien, 2016 A, 5%, 1/01/46 .............................. 25,000,000 25,310,503
State of New York Personal Income Tax, Revenue, 2022 A, Refunding, 5%, 3/15/46 4,125,000 4,451,596
State of New York Personal Income Tax, Revenue, 2022 A, Refunding, 5%, 3/15/48 25,000,000 26,854,933
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 C, Refunding, 5%, 3/15/40 8,400,000 8,752,947
State of New York Personal Income Tax, Revenue, 2019 A, 5%, 3/15/42 ......... 10,000,000 10,451,953
State of New York Personal Income Tax, Revenue, 2020 A, 5%, 3/15/41 ......... 5,000,000 5,404,752
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/32 .......................... 5,500,000 5,573,992

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... $ 12,400,000 $ 11,979,350
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 6,305,000 6,432,171
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 11,000,000 10,955,274
Delta Air Lines, Inc., Revenue, 2020, 4.375%, 10/01/45 ..................... 26,500,000 23,921,590
Delta Air Lines, Inc., Revenue, 2023, 5.625%, 4/01/40 ...................... 5,000,000 5,192,331
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/41 ............ 2,130,000 1,926,503
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/46 ............ 6,000,000 5,205,751
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 4/30/53 ............. 19,875,000 16,488,034
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/34 ... 450,000 475,836
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/35 ... 400,000 420,819
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 400,000 417,054
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/37 ... 350,000 363,502
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/38 ... 300,000 281,465
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/39 ... 400,000 371,054
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/40 ... 2,555,000 2,345,917
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/42 ... 910,000 816,602
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/33 ... 1,200,000 1,290,473
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/34 ... 2,000,000 2,145,024
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/36 ... 2,000,000 2,114,969
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/39 ... 4,545,000 4,416,038
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/41 ... 10,300,000 9,777,999
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/42 ... 9,690,000 9,156,492
JFK International Air Terminal LLC, Revenue, 2022, 5%, 12/01/42 ............. 6,000,000 6,156,499
d
JFK NTO LLC, Revenue, 2023, 6%, 6/30/54 .............................. 6,500,000 6,909,240
d
JFK NTO LLC, Revenue, 2023, AGMC Insured, 5.125%, 6/30/60 .............. 10,000,000 10,071,300
d
JFK NTO LLC, Revenue, 2023, 5.375%, 6/30/60 .......................... 10,000,000 10,008,800
Oneida County Local Development Corp. , Mohawk Valley Health System Obligated
Group , Revenue , 2021 A , AGMC Insured , 4% , 12/01/51 ..................... 4,000,000 3,514,864
Onondaga Civic Development Corp. ,
Le Moyne College, Revenue, 2021, 4%, 7/01/38 ........................... 200,000 185,663
Le Moyne College, Revenue, 2021, 4%, 7/01/41 ........................... 245,000 219,986
Le Moyne College, Revenue, 2021, 5%, 7/01/46 ........................... 460,000 461,291
Le Moyne College, Revenue, 2021, 5%, 7/01/51 ........................... 820,000 811,328
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/32 .................. 725,000 770,502
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/34 .................. 315,000 309,133
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/36 .................. 350,000 336,772
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/39 .................. 475,000 435,781
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/42 .................. 530,000 469,765
Onondaga County Trust for Cultural Resources ,
Syracuse University, Revenue, 2019, Refunding, 5%, 12/01/43 ................ 5,000,000 5,328,403
Syracuse University, Revenue, 2019, Refunding, 4%, 12/01/47 ................ 17,000,000 16,735,692
Port Authority of New York & New Jersey ,
Revenue, 194, Refunding, 5%, 10/15/41 ................................. 10,000,000 10,207,549
Revenue, 200, Refunding, 5%, 4/15/57 ................................. 11,040,000 11,297,033
Revenue, 2014, 5%, 9/01/34 ......................................... 2,500,000 2,656,304
Revenue, 205th, Refunding, 5%, 5/15/57 ................................ 13,000,000 13,351,395
Revenue, 211th, Refunding, 5%, 9/01/48 ................................ 41,730,000 43,423,587
Revenue, 214th, 4%, 9/01/38 ......................................... 5,000,000 4,930,368
Revenue, 217th, 4%, 11/01/41 ........................................ 10,000,000 10,038,568
Revenue, 221, 4%, 7/15/45 .......................................... 7,610,000 7,260,091
Revenue, 221, 4%, 7/15/50 .......................................... 15,250,000 14,124,141
Revenue, 234, Refunding, 5.5%, 8/01/52 ................................ 4,000,000 4,279,306
Revenue, 238, Refunding, 5%, 7/15/37 ................................. 4,000,000 4,313,485
Revenue, 240, Refunding, 5%, 7/15/53 ................................. 2,500,000 2,671,387

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... $ 2,250,000 $ 2,080,535
Schenectady County Capital Resource Corp. ,
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/40 ............ 2,600,000 2,684,167
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/47 ............ 6,590,000 6,754,362
Trustees of Union College, Revenue, 2022, Refunding, 5.25%, 7/01/52 ......... 700,000 756,643
St. Lawrence County Industrial Development Agency ,
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/34 ............... 465,000 493,843
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/35 ............... 475,000 501,683
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/36 ............... 500,000 523,493
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/37 ............... 525,000 544,481
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/38 ............... 435,000 447,797
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/39 ............... 400,000 409,870
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/40 ............... 475,000 484,903
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/41 ............... 525,000 534,028
St. Lawrence University, Revenue, 2022, Refunding, 5.25%, 7/01/47 ........... 1,820,000 1,944,638
St. Lawrence University, Revenue, 2022, Refunding, 5.25%, 7/01/52 ........... 2,500,000 2,646,715
Suffolk County Water Authority , Revenue , 2018 A , 4% , 6/01/41 .................
25,000,000 25,109,122
Suffolk Tobacco Asset Securitization Corp. ,
Revenue, 2021 A-2, Refunding, 5%, 6/01/32 ............................. 2,245,000 2,418,309
Revenue, 2021 A-2, Refunding, 5%, 6/01/33 ............................. 2,375,000 2,546,984
Revenue, 2021 A-2, Refunding, 5%, 6/01/34 ............................. 2,250,000 2,408,109
Revenue, 2021 A-2, Refunding, 4%, 6/01/35 ............................. 2,345,000 2,335,071
Revenue, 2021 A-2, Refunding, 4%, 6/01/36 ............................. 2,425,000 2,380,479
Revenue, 2021 A-2, Refunding, 4%, 6/01/37 ............................. 1,250,000 1,210,547
Revenue, 2021 A-2, Refunding, 4%, 6/01/38 ............................. 1,000,000 958,706
Revenue, 2021 A-2, Refunding, 4%, 6/01/39 ............................. 1,465,000 1,392,507
Revenue, 2021 A-2, Refunding, 4%, 6/01/40 ............................. 1,415,000 1,332,960
Revenue, 2021 A-2, Refunding, 4%, 6/01/41 ............................. 1,340,000 1,248,577
Revenue, 2021 A-2, Refunding, 4%, 6/01/50 ............................. 4,500,000 3,932,911
Revenue, 2021 B-1, Refunding, 4%, 6/01/50 ............................. 4,685,000 4,536,067
Syracuse Regional Airport Authority ,
Revenue, 2021, Refunding, 4%, 7/01/35 ................................. 735,000 709,893
Revenue, 2021, Refunding, 4%, 7/01/36 ................................. 750,000 714,672
Tompkins County Development Corp. , Kendal at Ithaca, Inc. , Revenue , 2022 A ,
Refunding , 4% , 7/01/42 ............................................. 3,440,000 2,802,456
Triborough Bridge & Tunnel Authority ,
Revenue, 2013 A, Refunding, Zero Cpn ., 11/15/31 ......................... 5,000,000 3,721,347
Revenue, 2015 B, 5%, 11/15/45 ....................................... 5,000,000 5,069,130
Revenue, 2017 A, Refunding, 5%, 11/15/38 .............................. 3,000,000 3,129,625
Revenue, 2017 A, Refunding, 5%, 11/15/47 .............................. 18,120,000 18,678,634
Revenue, 2017 B, Refunding, 5%, 11/15/36 .............................. 21,080,000 22,118,059
Revenue, 2017 B, Refunding, 5%, 11/15/37 .............................. 8,055,000 8,417,900
Revenue, 2017 C-2, 5%, 11/15/42 ..................................... 18,190,000 18,988,281
Revenue, 2020 A, 5%, 11/15/49 ....................................... 10,000,000 10,580,255
Revenue, 2020 A, 5%, 11/15/54 ....................................... 10,000,000 10,552,532
Metropolitan Transportation Authority Payroll Mobility Tax, Revenue, Senior Lien,
2021 A-1, Refunding, 5%, 5/15/51 .................................... 20,000,000 21,169,218
Metropolitan Transportation Authority Payroll Mobility Tax, Revenue, Senior Lien,
2022 D-1B, Refunding, Zero Cpn ., 11/15/36 ............................ 6,250,000 3,671,500
Metropolitan Transportation Authority Payroll Mobility Tax, Revenue, Senior Lien,
2022 D-1B, Refunding, Zero Cpn ., 11/15/39 ............................ 1,115,000 546,978
Sales Tax, Revenue, 2023 A, 4%, 5/15/48 ............................... 9,175,000 8,835,306
Troy Capital Resource Corp. ,
Revenue, 2021, Refunding, 4%, 9/01/33 ................................. 100,000 100,648
Revenue, 2021, Refunding, 4%, 9/01/34 ................................. 160,000 160,462
Revenue, 2021, Refunding, 4%, 9/01/35 ................................. 180,000 181,172

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Troy Capital Resource Corp., (continued)
Revenue, 2021, Refunding, 4%, 9/01/36 ................................. $ 280,000 $ 279,168
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/35 ...... 3,200,000 3,452,768
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/37 ...... 5,000,000 5,297,874
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/38 ...... 3,800,000 3,995,617
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 4%, 9/01/40 ...... 1,500,000 1,423,597
Trust for Cultural Resources of The City of New York (The) ,
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/34 ....................................................... 1,000,000 1,024,597
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... 1,250,000 1,274,059
Utility Debt Securitization Authority ,
Revenue, 2017, 5%, 12/15/39 ........................................ 5,750,000 6,017,309
Revenue, 2017, 5%, 12/15/40 ........................................ 10,000,000 10,446,390
Revenue, 2017, 5%, 12/15/41 ........................................ 8,500,000 8,861,293
Westchester County Local Development Corp. ,
Kendal on Hudson Obligated Group, Revenue, 2022 B, Refunding, 4.25%, 1/01/45 2,925,000 2,414,684
Kendal on Hudson Obligated Group, Revenue, 2022 B, Refunding, 5%, 1/01/51 ... 2,500,000 2,282,355
Westchester County Health Care Corp. Obligated Group, Revenue, 2023, AGMC
Insured, 5.75%, 11/01/49 .......................................... 1,000,000 1,096,186
Westchester County Health Care Corp. Obligated Group, Revenue, 2023, AGMC
Insured, 5%, 11/01/51 ............................................. 1,200,000 1,239,602
Westchester County Health Care Corp. Obligated Group, Revenue, 2023, 6.25%,
11/01/52 ....................................................... 1,000,000 1,107,752
Westchester County Health Care Corp. Obligated Group, Revenue, 2023, AGMC
Insured, 5.75%, 11/01/53 .......................................... 1,000,000 1,100,824
Western Nassau County Water Authority ,
Revenue, 2015 A, Pre-Refunded, 5%, 4/01/40 ............................ 1,400,000 1,435,977
Revenue, 2015 A, Pre-Refunded, 5%, 4/01/45 ............................ 2,250,000 2,307,821
Yonkers Industrial Development Agency , Revenue , 2022 , 5.25% , 5/01/51 .........
1,600,000 1,721,278
2,592,983,441
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 6,900,000 5,445,893
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 6,900,000 5,429,946
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn ., 6/01/52 16,250,000 10,268,627
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 6,000,000 4,498,058
25,642,524
Texas 0.6%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 4,390,000 4,299,340
b
EP Cimarron Ventanas PFC , Revenue , Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 9,000,000 6,302,158
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 10,000,000 7,290,173
17,891,671
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 6,900,000 5,444,853
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 6,500,000 5,019,826
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 17,500,000 17,500,000

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
b
Public Finance Authority, (continued)
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... $ 1,500,000 $ 1,441,503
23,961,329
U.S. Territories 2.0%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue, 2023 A, Refunding, 5%, 10/01/28 .............................. 540,000 546,830
Revenue, 2023 A, Refunding, 5.25%, 10/01/29 ............................ 700,000 716,299
Revenue, 2023 A, Refunding, 5.25%, 10/01/31 ............................ 775,000 788,904
Revenue, 2023 A, Refunding, 5.375%, 10/01/33 ........................... 525,000 535,933
Revenue, 2023 A, Refunding, 5.25%, 10/01/36 ............................ 685,000 681,645
Revenue, 2023 A, Refunding, 5.375%, 10/01/40 ........................... 525,000 509,143
Revenue, 2023 A, Refunding, 5.375%, 10/01/43 ........................... 1,250,000 1,207,038
4,985,792
Puerto Rico 1.8%
HTA TRRB Custodial Trust ,
Revenue, 2007 N, 5.25%, 7/01/34 ..................................... 145,000 145,452
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 200,000 200,795
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,050,000 1,040,391
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 94,516 93,571
Revenue, 2022 B, Zero Cpn ., 7/01/32 ................................... 61,423 39,843
Revenue, 2022 C, Zero Cpn ., 7/01/53 .................................. 105,069 68,032
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 22,313,000 21,116,410
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 26,245,000 25,512,234
Sales Tax, Revenue, A-1, Zero Cpn ., 7/01/51 ............................. 20,000,000 4,351,204
52,567,932
Total U.S. Territories .................................................................... 57,553,724
Total Municipal Bonds (Cost $2,927,085,518) ...................................
2,822,678,641
Total Long Term Investments (Cost $2,933,785,518) .............................
2,829,254,559
a
a a a a
Short Term Investments 1.6%
Municipal Bonds 1.6%
New York 1.6%
e
City of New York ,
GO, 2006 I-4, LOC TD Bank NA, Daily VRDN and Put, 3.2%, 4/01/36 ........... 100,000 100,000
GO, 2020 B-3, Daily VRDN and Put, 3.5%, 10/01/46 ....................... 17,600,000 17,600,000
e
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2014 AA-4, SPA State Street Bank & Trust Co.,
Daily VRDN and Put, 3.22%, 6/15/49 ................................. 7,500,000 7,500,000
Water & Sewer System, Revenue, 2017 BB-1B, SPA State Street Bank & Trust Co.,
Daily VRDN and Put, 3.35%, 6/15/49 ................................. 9,500,000 9,500,000
Water & Sewer System, Revenue, 2022 DD, Refunding, Daily VRDN and Put, 3.5%,
6/15/33 ........................................................ 9,055,000 9,055,000

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 15 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York (continued)
e
New York City Municipal Water Finance Authority, (continued)
Water & Sewer System, Revenue, BB-1 A, SPA State Street Bank & Trust Co., Daily
VRDN and Put, 3.35%, 6/15/49 ...................................... $ 1,100,000 $ 1,100,000
44,855,000
Total Municipal Bonds (Cost $44,855,000) ......................................
44,855,000
Total Short Term Investments (Cost $44,855,000 ) ................................
44,855,000
a
Total Investments (Cost $2,978,640,518) 100.0% ................................
$2,874,109,559
Other Assets, less Liabilities 0.0%
†
............................................
2,541,749
Net Assets 100.0% ...........................................................
$2,876,651,308
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 3 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $107,615,059, representing 3.7% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Security purchased on a when-issued basis.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Franklin New York Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A summary of inputs used as of November 30, 2023, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin New York Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 6,575,918 $ 6,575,918
Municipal Bonds ......................... — 2,822,678,641 — 2,822,678,641
Short Term Investments ................... — 44,855,000 — 44,855,000
Total Investments in Securities ........... $— $2,867,533,641 $6,575,918 $2,874,109,559
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
FNMA Federal National Mortgage Association
GO General Obligation
NATL National Reinsurance Corp.
SPA Standby Purchase Agreement
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.